Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Notes	¥ 82,702	¥ 82,243
Accounts	273,228	256,361
Trade payables	¥ 355,930	¥ 338,604